Share Incentive Plan - Schedule of Fair Value of Share Options Granted to Employees And Directors (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk free interest rate, minimum	0.28%	1.43%	2.65%
Risk free interest rate, maximum	1.38%	2.61%	3.12%
Expected term (in years)			6 years
Expected volatility			59.00%
Expected volatility, minimum	74.00%	55.00%
Expected volatility, maximum	82.00%	58.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	4 years 7 months 6 days	5 years 4 months 24 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	7 years	6 years 4 months 24 days